Description of Business and Segmented Disclosures - Segmented Financial Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Expense arising from exploration for and evaluation of mineral resources	$ 46	$ 242
Expenditures on property, plant and equipment(2)	3,386	3,336
Exploration and evaluation assets (note 8)	643	997
Total exploration and evaluation assets and property, plant and equipment, net	24,266	26,797
Right-of-use assets	1,202	0	$ 1,767
Total Assets	33,122	35,225
Upstream
Disclosure of disaggregation of revenue from contracts with customers [line items]
Expense arising from exploration for and evaluation of mineral resources	46	242
Expenditures on property, plant and equipment(2)	2,302	2,414
Exploration and evaluation assets (note 8)	643	997
Total exploration and evaluation assets and property, plant and equipment, net	15,932	17,865
Right-of-use assets	610	0
Total Assets	19,194	20,476
Downstream
Disclosure of disaggregation of revenue from contracts with customers [line items]
Expense arising from exploration for and evaluation of mineral resources	0	0
Expenditures on property, plant and equipment(2)	946	801
Exploration and evaluation assets (note 8)	0	0
Total exploration and evaluation assets and property, plant and equipment, net	7,985	8,618
Right-of-use assets	300	0
Total Assets	11,181	11,146
Corporate and Eliminations(3)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Expense arising from exploration for and evaluation of mineral resources	0	0
Expenditures on property, plant and equipment(2)	138	121
Exploration and evaluation assets (note 8)	0	0
Total exploration and evaluation assets and property, plant and equipment, net	349	314
Right-of-use assets	292	0
Total Assets	2,747	3,603
Exploration and Production(1) | Upstream
Disclosure of disaggregation of revenue from contracts with customers [line items]
Expense arising from exploration for and evaluation of mineral resources	46	242
Expenditures on property, plant and equipment(2)	2,300	2,414
Exploration and evaluation assets (note 8)	643	997
Total exploration and evaluation assets and property, plant and equipment, net	15,882	17,814
Right-of-use assets	520	0
Total Assets	17,533	19,175
Infrastructure and Marketing(2) | Upstream
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from construction contracts	201	172
Expense arising from exploration for and evaluation of mineral resources	0	0
Expenditures on property, plant and equipment(2)	2	0
Exploration and evaluation assets (note 8)	0	0
Total exploration and evaluation assets and property, plant and equipment, net	50	51
Right-of-use assets	90	0
Total Assets	1,661	1,301
Costs of construction contracts	269	142
Revenue from construction contracts, percentage of completion method	193	172
Costs of construction contracts, percentage of completion method	261	142
Upgrading | Downstream
Disclosure of disaggregation of revenue from contracts with customers [line items]
Expense arising from exploration for and evaluation of mineral resources	0	0
Expenditures on property, plant and equipment(2)	59	62
Exploration and evaluation assets (note 8)	0	0
Total exploration and evaluation assets and property, plant and equipment, net	1,021	1,074
Right-of-use assets	0	0
Total Assets	1,203	1,149
Canadian Refined Products | Downstream
Disclosure of disaggregation of revenue from contracts with customers [line items]
Expense arising from exploration for and evaluation of mineral resources	0	0
Expenditures on property, plant and equipment(2)	119	74
Exploration and evaluation assets (note 8)	0	0
Total exploration and evaluation assets and property, plant and equipment, net	911	1,208
Right-of-use assets	143	0
Total Assets	1,287	1,431
U.S. Refining and Marketing | Downstream
Disclosure of disaggregation of revenue from contracts with customers [line items]
Expense arising from exploration for and evaluation of mineral resources	0	0
Expenditures on property, plant and equipment(2)	768	665
Exploration and evaluation assets (note 8)	0	0
Total exploration and evaluation assets and property, plant and equipment, net	6,053	6,336
Right-of-use assets	157	0
Total Assets	8,691	8,566
Cost
Disclosure of disaggregation of revenue from contracts with customers [line items]
Developing and producing assets	46,587	44,196
Other property, plant and equipment	16,093	16,546
Cost | Upstream
Disclosure of disaggregation of revenue from contracts with customers [line items]
Developing and producing assets	46,587	44,196
Other property, plant and equipment	101	101
Cost | Downstream
Disclosure of disaggregation of revenue from contracts with customers [line items]
Developing and producing assets	0	0
Other property, plant and equipment	14,615	15,194
Cost | Corporate and Eliminations(3)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Developing and producing assets	0	0
Other property, plant and equipment	1,377	1,251
Cost | Exploration and Production(1) | Upstream
Disclosure of disaggregation of revenue from contracts with customers [line items]
Developing and producing assets	46,587	44,196
Other property, plant and equipment	0	0
Cost | Infrastructure and Marketing(2) | Upstream
Disclosure of disaggregation of revenue from contracts with customers [line items]
Developing and producing assets	0	0
Other property, plant and equipment	101	101
Cost | Upgrading | Downstream
Disclosure of disaggregation of revenue from contracts with customers [line items]
Developing and producing assets	0	0
Other property, plant and equipment	2,721	2,659
Cost | Canadian Refined Products | Downstream
Disclosure of disaggregation of revenue from contracts with customers [line items]
Developing and producing assets	0	0
Other property, plant and equipment	2,360	2,789
Cost | U.S. Refining and Marketing | Downstream
Disclosure of disaggregation of revenue from contracts with customers [line items]
Developing and producing assets	0	0
Other property, plant and equipment	9,534	9,746
Accumulated depletion, depreciation, amortization and impairment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Developing and producing assets	(31,348)	(27,379)
Other property, plant and equipment	(7,709)	(7,563)
Accumulated depletion, depreciation, amortization and impairment | Upstream
Disclosure of disaggregation of revenue from contracts with customers [line items]
Developing and producing assets	(31,348)	(27,379)
Other property, plant and equipment	(51)	(50)
Accumulated depletion, depreciation, amortization and impairment | Downstream
Disclosure of disaggregation of revenue from contracts with customers [line items]
Developing and producing assets	0	0
Other property, plant and equipment	(6,630)	(6,576)
Accumulated depletion, depreciation, amortization and impairment | Corporate and Eliminations(3)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Developing and producing assets	0	0
Other property, plant and equipment	(1,028)	(937)
Accumulated depletion, depreciation, amortization and impairment | Exploration and Production(1) | Upstream
Disclosure of disaggregation of revenue from contracts with customers [line items]
Developing and producing assets	(31,348)	(27,379)
Other property, plant and equipment	0	0
Accumulated depletion, depreciation, amortization and impairment | Infrastructure and Marketing(2) | Upstream
Disclosure of disaggregation of revenue from contracts with customers [line items]
Developing and producing assets	0	0
Other property, plant and equipment	(51)	(50)
Accumulated depletion, depreciation, amortization and impairment | Upgrading | Downstream
Disclosure of disaggregation of revenue from contracts with customers [line items]
Developing and producing assets	0	0
Other property, plant and equipment	(1,700)	(1,585)
Accumulated depletion, depreciation, amortization and impairment | Canadian Refined Products | Downstream
Disclosure of disaggregation of revenue from contracts with customers [line items]
Developing and producing assets	0	0
Other property, plant and equipment	(1,449)	(1,581)
Accumulated depletion, depreciation, amortization and impairment | U.S. Refining and Marketing | Downstream
Disclosure of disaggregation of revenue from contracts with customers [line items]
Developing and producing assets	0	0
Other property, plant and equipment	(3,481)	(3,410)
Later than one year
Disclosure of disaggregation of revenue from contracts with customers [line items]
Receivables and payables related to insurance contracts	$ 435	$ 253